Provisions for Sundry Creditors (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
As of September 30, 2024 and December 31, 2023, the provisions for sundry creditors and others is as follows:

	September 30, 2024		December 31, 2023
Provision for plugging of wells (Note 13)	Ps.	75,188,303	Ps.	61,117,106
Provision for trails in process (Note 19)	13,209,002		12,436,092
Provision for environmental costs	7,842,051		9,757,356
Total	Ps.	96,239,356	Ps.	83,310,554